INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2019 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 157,371,809
Operating loss carry forwards, 2020	22,993,915
Operating loss carry forwards, 2021	39,644,651
Operating loss carry forwards, 2022	35,015,516
Operating loss carry forwards, 2023	50,628,062
Operating loss carry forwards, 2024	¥ 9,089,665